Trade and other receivables (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Statutory receivables	$ 13,961	$ 43,808
Peru [Member]
Statement [Line Items]
Statutory receivables	$ 10,905	$ 42,273